Financial and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial and other non-current assets [abstract]
Financial assets
(USD millions)	2025	2024

Equity securities	724	746

Debt securities	67	53

Fund investments	202	210

Total financial investments	993	1 009

Long-term receivables from finance subleases	52	54

Other long-term receivables	403	179

Contingent consideration receivables [1]	758	671

Long-term loans, advances and security deposits	142	102

Total financial assets	2 348	2 015

[1] Note 28 provides additional disclosures related to contingent consideration.

Other non-current assets
(USD millions)	2025	2024

Deferred compensation plans	541	479

Prepaid post-employment benefit plans [1]	4 225	2 604

Other non-current assets	509	422

Total other non-current assets	5 275	3 505

[1] Note 24 provides additional disclosures related to post-employment benefits.